Earnings per share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per share
19 Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the net result attributable to owners, after deduction of coupons on perpetual securities and non-cumulative subordinated notes by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares (refer to note 30.1 Share capital – par value and 30.3 Treasury shares respectively).

	2021	2020	2019

Net result attributable to owners of Aegon N.V.	1,980	(146)	1,235

Coupons on perpetual securities	(39)	(38)	(88)
Net result attributable to owners for basic earnings per share calculation	1,941	(184)	1,148

Net result attributable to common shareholders	1,928	(182)	1,140

Net result attributable to common shareholders B	13	(1)	8

Weighted average number of common shares outstanding (in million)	2,043	2,044	2,042

Weighted average number of common shares B outstanding (in million)	559	561	572

Basic earnings per common share (EUR per share)	0.94	(0.09)	0.56

Basic earnings per common share B (EUR per share)	0.02	-	0.01
Diluted earnings per share
The diluted earnings per share equaled the basic earnings per share for all years disclosed since there were no Long Term Incentive Plans which were considered dilutive.